Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following as of June 30, 2013 and 2012:

	June 30, 2013	June 30, 2012
Computer equipment	$320,328	$296,492
Software	236,920	236,099
Printing equipment	1,206,908	1,953,791
Furniture and fixtures	162,028	169,696
Autos and vans	-	8,221
Total	1,926,184	2,664,299
Less accumulated depreciation	(1,094,953)	(1,369,782)
Net, Property and equipment	$831,231	$1,294,517